SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SHARE CAPITAL

NOTE 25 — SHARE CAPITAL

Share Capital

Equity Issued

During the years ended December 31, 2025 and 2024, the Company issued ordinary shares for net cash proceeds of US$25,974,540 and US$44,597,612, respectively.

During the year ended December 31, 2025, the Company issued 29,987,136 ordinary shares for the net value of US$25,488,976 under the At The Market Offering (“ATM Offering”). During the year 2024, the Company issued 34,014,680 ordinary shares for the net proceed of US$31,571,382 under ATM Offering.

During the year ended December 31, 2025, the Company issued 150,000 ordinary shares for the net proceed of US$149,565 for conversion of warrants against the ordinary shares compared to US$5,990,930 by issuing 18,170,707 ordinary shares in 2024.

For the year ended December 31, 2024, the Company issued the Company ordinary shares with a net value of US$6,580,300 from the follow on offering by issuing 23,571,429 ordinary shares (approximately 2,357,142 post consolidated shares).

During the year ended December 31, 2025, the Company issued 500,000 ordinary shares for the net consideration of US$336,000 for the purchase by CEO, Roger Hamilton compared to 500,000 ordinary shares in 2024 for the net proceed of US$455,000.

Treasury Shares

During the year ended December 31, 2025, the Company bought back 4,290,848 ordinary shares from the open market based on the Shareholders approval received at the AGM. The Company acquired those shares for the net consideration of US$4,346,764.

See below for discussions regarding additional equity issuances.

Shares Issued Related to Unconsummated Acquisition

On March 14, 2024, the Company issued 73,873,784 ordinary shares (“Consideration Shares”) at a market price of US$0.3970 to LZG International Inc (“LZGI”) for the acquisition of FB Prime Source Acquisition LLC (“FBPAL”) and its assets, subject to the Asset Purchase Agreement dated on January 24, 2024. In September, 2024, the Company received allegations from the shareholders of LZGI and was informed that certain issues related to the ownership and control of shares and alleged financial obligation of FBPAL may be in violation of the transactional documents between the Company and LZGI regarding the acquisition FBPAL. Under such circumstances, the Company filed for arbitration to request for (i) the acquisition to be fully rescinded, (ii) LZGI to return the 73,873,784 issued Consideration Shares, and (iii) LZGI to return the US$6,701,580 cash paid subsequent to the share issuance. As of December 31, 2025, the acquisition was rescinded, and the Company has not obtained control of the equity interest or assets of FBPAL. Currently, the arbitration is still ongoing, and all of the issued shares are restricted as per court order. Once the disputes are resolved with agreed upon arbitration result, the issued shares are expected to be returned to the Company.

Employee Share Based Issuance

During the year ended December 31, 2025, the Company issued 900,000 ordinary shares of the Company for the total consideration of US$809,410 to cover the employment related expenses. The Company shares were issued from the S-8 filed by the Company in 2024.

During the year ended December 31, 2025, the Company issued 7,000,000 ordinary shares under the Employee share plan based on the S-8 filed by the Company in 2024. The company recorded US$128,597 against the share issuance under the plan.

CEO Compensation Plan

During the year ended December 31, 2025, the Company issued 11,224,939 shares under the CEO Compensation plan for the fair value consideration of US$1,191,562. The shares were issued pursuant to CEO compensation plan based on CEO achieving the targets during the year 2025 and also completed a business combination with Entrepreneur Resorts Limited. The Company also recorded the fair value of future tranche of US$224,430 based on expected issuance under the CEO Compensation plan. The Company will record US$1,053,503 in expenses for the year 2 to year 10 over next 9 years.

The CEO compensation plan provide equity-based incentives to Roger James Hamilton in recognition of his contributions to the Company and to promote the long-term success of the Company. The plan approves issuance of restricted shares in 10 tranches over the period of 10 years starting from January 9, 2025 to December 31, 2035 based on the pre-agreed milestones and targets. The Restricted Shares to be issued for each of the 10 tranches will be awarded in the month after each of the market capitalization goals are achieved, based on the average market capitalization, with combination of either of Net Asset Value, Revenue or Adjusted EBITDA. The Company performed valuation of the restricted shares using the Monte Carlo simulation model, which is fully compliant with IFRS 2 requirements for share-based payment arrangements with market conditions. The expense for each tranche is recognized over its respective expected vesting period.

Share Based Compensation

During the year ended December 31, 2025 and 2024, the Company granted Nil and 160,000 Genius Group share options. The fair value of the options granted in 2024 was US$177,914, with the fair value expensed over the vesting period. During the year ended December 31, 2025, the Company cancelled the RSUs issued in 2023 and 2024 to the Directors and Officers based on stay against the Company for issuance of Ordinary shares. To fulfil the contractual obligation, the Company cancelled the issued RSUs and converted the issuance to the cash based payment. The Company paid a total of US$6,800,000 in cash for these converted RSUs. As a result, during the year 2025, the Company reversed the expense recorded in 2024 of US$494,854. The corresponding effect in equity is included under “Share issuance for stock based compensation” in the consolidated changes in stockholder’s equity.

In addition, the Company received US$445,537 in consideration for the shares allotted under the Employee share plan during the year 2025.

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	Year ended December 31,
	2025	2024
Risk-free interest rate	3.47%	4.24%
Contractual term (years)	1-3	1-4
Expected volatility	140.90%	187.90%
Expected dividends	0.00%	0.00%

A summary of the option activity during the year ended December 31, 2025 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	294,495	$11.33	2	$3,337,098
Granted	-	-	3	-
Exercised	-	-	-	-
Expired	(160,000)	2.94	-	(470,400)

Outstanding as of December 31, 2025	134,495	$21.31	2	$2,866,698

A summary of the option activity during the year ended December 31, 2024 was as follows:

	No of Options	Weighted Average Share Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of January 1, 2024	152,495	$25.39	2	$3,871,098
Granted	160,000	2.94	3	470,400
Exercised	-	-	-	-
Expired	(18,000)	55.80	-	(1,004,400)

Outstanding as of December 31, 2024	294,495	$11.33	2	$3,337,098

	Options Outstanding			Options Exercisable
Year	Exercise Price	Outstanding Number of Options	Underlying Common Stock	Weighted Average Remaining Life in Years	Exercisable Number of Options

2019 Share Option	$35.57	25,748	GNS	1	$25,748
2020 Share Option	58.12	7,464	GNS	1	7,464
2021 Share Options	60.00	13,421	GNS	3	13,421
2022 Employee Grants (Options)	77.10	519	GNS	3	519
2023 Employee Grants (Options)	7.70	87,343	GNS	3	87,343
2024 Employee Grants (Options)	2.94	160,000	GNS	3	-
	$11.33	294,495		2	$134,495

The Company recorded stock-based compensation in the amount of US$7,574,295 and US$4,217,563 during the years ended December 31, 2025 and 2024 respectively, in connection with the amortization of the grant date value of the stock options. The amount of US$172,525 to be recognized as stock based compensation expense over the period 2026, 2027 and 2028.